COVER LETTER

March 2, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 113 to the Trust’s Registration Statement under the Securities Act and Amendment No. 98 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

In accordance with IM Guidance Update 2016-06, the Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on April 30, 2021 (SEC Accession No. 0001104659-21-059198) (the “Prior Filing”).

This Amendment is being filed primarily in connection with the following: (i) to reflect changes to the name, 80% name test, principal investment strategies, principal risks, and subadviser of the MML Growth & Income Fund; (ii) to reflect changes to the 80% name test, principal investment strategies, and principal risks of, and addition of a subadviser to, the MML International Equity Fund; and (iii) to reflect changes to principal investment strategies, principal risks, and subadviser of the MML Small Company Value Fund. In addition, this Amendment incorporates other changes made since the Prior Filing. The anticipated effective date is May 1, 2022. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2021 information, but instead still reflect December 31, 2020 information.

Please address any questions or comments to the undersigned at (413) 744-0762. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund